Note 2 - Summary of Significant Accounting Policies: i. Investments (Policies)	12 Months Ended
Sep. 30, 2016
Policies
i. Investments

i.      Investments – Investments with readily determinable fair value are initially recorded at cost and then carried at fair value, with unrealized gains or losses recorded as a component of equity, unless a decline in value of the security is considered other than temporary. Realized gains and losses and other than temporary impairments are recorded in the statement of operations.  Investments in private entities which do not have a readily determinable fair value, and in which we do not have significant influence, are carried at the lower of cost or fair value.  As of the year ended September 30, 2015, we had a 50% interest in a joint venture at the Butte Highlands Gold Project.  Given that our 50% interest in the joint venture was carried to production, we did not have management control over operating decisions of the joint venture until our joint venture partner’s investment in the project, less $2 million, was recovered by the joint venture partner out of future production.  We had no risk of loss from expenses incurred by the joint venture until production.  Our investment in the joint venture was accounted for on a cost basis. (See Note 6)